Inventories (Schedule of Presentation of Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Current assets	$ 85,905	$ 65,541
Long-term assets (A)	9,023	5,357
Total inventories	$ 94,928	$ 70,898